INTERIM CONSOLIDATED BALANCE SHEETS	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Current assets:
Cash and cash equivalents	$ 177,098	$ 532,605
Restricted cash	245,277	792,204
Accounts receivable, net	13,451,506	12,037,136
Accounts receivable, related parties	0	1,314,332
Inventories	8,909,593	8,836,815
Advances to suppliers	9,111,518	9,437,740
Other receivables	184,173	139,505
Other current assets	3,824,893
Total current assets	35,904,058	33,090,337
Property, plant and equipment, net	3,937,116	2,157,214
Intangible assets, net	2,599,087	61,972
Right-of-use assets	6,233,728	6,457,903
Deferred tax assets	102,907	100,994
Long-term investment	418,784	410,998
Other non-current assets	0	3,753,785
TOTAL ASSETS	49,195,680	46,033,203
Current liabilities:
Short-term borrowings	4,501,956	1,055,828
Accounts payable	5,597,633	8,335,266
Accrued expenses and other current liabilities	1,503,114	822,014
Advances from customers	1,302,121	628,067
Long-term loans – current portion	616,543	161,529
Tax payable	1,162,826	1,021,395
Total current liabilities:	16,747,947	15,534,264
Long-term loans	6,049,100	3,913,204
TOTAL LIABILITIES	22,797,047	19,447,468
COMMITMENTS AND CONTINGENCIES	0	0
Shareholders’ Equity:
Additional paid-in capital	18,641,264	18,641,264
Statutory reserve	1,123,204	1,123,204
Retained earnings	7,544,550	8,061,204
Accumulated other comprehensive loss	(915,444)	(1,244,996)
Total Shareholders’ equity	26,398,633	26,585,735
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	49,195,680	46,033,203
Class A Ordinary Shares
Shareholders’ Equity:
Ordinary shares value	4,959	4,959
Class B Ordinary Shares
Shareholders’ Equity:
Ordinary shares value	100	100
Related Party
Current liabilities:
Due to related parties	$ 2,063,754	$ 3,510,165